Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Number and Value of Operations (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2024 CLP ($) item	Dec. 31, 2023 CLP ($) item	Dec. 31, 2024 CLP ($) item	Dec. 31, 2023 CLP ($) item
Impairment Provisions And Recoveries [Abstract]
Number of Transactions | item	18,686	130,641	720,560	444,155
Amount of the transactions | $	$ 3,176,823	$ 5,395,100	$ 18,082,161	$ 11,338,828